Redeemable Convertible Preferred Stock	12 Months Ended
Feb. 24, 2013
Redeemable Convertible Preferred Stock

NOTE 12 — REDEEMABLE CONVERTIBLE PREFERRED STOCK

The Company’s capital structure at February 26, 2012 included 6,561,242 issued and outstanding shares of Series A redeemable convertible preferred stock, and 3,531,904.62 issued and outstanding shares of Series B redeemable convertible preferred stock.

Preference Shares

On April 8, 2010, in connection with the 2010 refinancing (see Note 10), the Company issued 2,523,554.62 Series B redeemable convertible preferred shares, par $1.50, (“Series B preferred shares”) to the Lien 2 Debt Holders and 1,008,350.00 Series B preferred shares to the Senior Secured Note Holders. The redemption preferences for the Series B preferred shares are identical to the Series A redeemable convertible preferred shares. The projected redemption preference for the Series A preferred shares and Series B preferred shares for the next five fiscal years is presented in the table below:

	2014	2015	2016	2017	2018
Series A	$127,358	$137,547	$148,551	$160,435	$173,269

Series B	$68,557	$74,041	$79,695	$86,362	$93,271

The Series A redeemable convertible preferred shares and the Series B redeemable convertible preferred shares (collectively the “preference shares”) in the amounts of $117,923 and $63,479 at February 24, 2013, respectively, became redeemable for cash at the option of the holder on February 26, 2007. Such preference shares also include liquidation preferences, which may be triggered in the event of a liquidation, dissolution, winding-up, or change in control of the Company. In connection with the April 8, 2010 Refinancing of the Company’s outstanding debt, the Bye-laws of the Company were amended to, among other things, prevent the redemption of all classes of preference shares until the later of 1) 91 days after the earlier of the stated maturity date of the Senior Secured Notes or the first date on which no Senior Secured Notes are outstanding and 2) 91 days after the first date on which no Second Lien Facility debt is outstanding.

The most significant terms of the preference shares are as follows:

Voting Rights

Holders of the preference shares are entitled to vote on an “as-if” converted basis, such votes to be counted together with all other shares of the Company having general voting power and not counted separately as a class, except as otherwise required by law. As a result, the preference shares have voting control of the Company.

Conversion

The preference shares are convertible into ordinary stock at the option of the holder. The preference shares also automatically convert at their respective conversion rates into ordinary stock upon the closing of a firmly underwritten public offering of ordinary shares resulting in gross proceeds to the Company in excess of $75,000 and at a minimum price of $6.54 per share. The conversion rate for the preference shares is 2.17-to-1.

Dividends

The holders of preference shares are entitled to dividends at an annual rate of 8% of the initial purchase price, on a non-cumulative basis, when and if declared, as determined by the Board of Directors. No dividends have been declared or paid through February 24, 2013.

Redemption

Upon written request and with the consent of the Lien 2 Debt Holders and the Note Holders, each holder of preference shares may require the Company to redeem for cash all of its outstanding preference shares, as defined by the related agreements, as amended, subject to proportional adjustment for stock splits, reverse splits, stock dividends, stock distributions or similar events related to the capitalization of the Company. The Series A and B preferred shareholders’ redemption price is $7.09 per share, subject to anti-dilution adjustments, plus a graduating compounding rate of return that is reduced to 8% after February 1, 2003, as defined in the Company’s bye-laws. Redemption rights commence accrual upon the date of issuance and continue until the date of redemption. As of February 24, 2013, the redemption value of the Series A and Series B preference shares totaled $117,923 and $63,479, respectively.

In connection with the April 8, 2010 Refinancing of the Company’s outstanding debt, the Bye-laws of the Company were amended to, among other things, prevent the redemption of all classes of preference shares until the later of 1) 91 days after the earlier of the stated maturity date of the Senior Secured Notes or the first date on which no Senior Secured Notes are outstanding and 2) 91 days after the first date on which no Second Lien Facility debt is outstanding.

Liquidation Preference

Series A and B preferred shareholders are entitled to receive, in preference to any distribution to the ordinary stockholders, $7.09 per share, subject to anti-dilution adjustments, plus a graduating compounding rate of return that is reduced to 8% after February 1, 2003, as defined in the Company’s bye-laws. As of February 24, 2013, the liquidation preference of Series A and Series B preferred stock was equal to the redemption preferences of $117,923 and $63,479, respectively.

Right to additional Series B preferred shares

In connection with the 2010 refinancing (see Note 10), the Lien 2 holders will be issued additional preferred stock equal to 7.5% of the total issued preferred stock, as in issue immediately after the closing of the refinancing, on April 30, 2013 if the Company does not pay all outstanding principal and interest by that date. The share issuances on April 30, 2013 are described in detail in Note 20, Subsequent Events. If the Company does not pay all outstanding principal and interest by April 30, 2014, the Lien 2 holders will be issued an additional amount of preferred shares equal to 52.5% of the total issued preferred stock as in issue immediately after the closing of the refinancing.